Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
Schedule of Nature of Relationships with Related Parties	1) Nature of relationships with related parties
Name	Relationship with the Company
Wenzhou Ailefu Technology Co. Ltd. (“Ailefu”)	An entity 100% owned by Xiangze
Hangzhou Xiangze Trading Co. Ltd. (“Xiangze”)	An entity 100% owned by Lingyi Kong
Wenzhou Weidi Technology Co. Ltd. (“Weidi”)	An entity 100% owned by Chuanlong Lin’s wife
Shanghai Fushishenye Mechanical and Electrical Equipment Co. Ltd. (“Fushishenye”)	An entity with Lingyi Kong as legal rep
Ruian Xiaobai New Energy Automobile Rental Co. Ltd. (“Xiaobai”)	An entity 30% owned by Shengling Xiang
Chuanlong Lin	Relative of Lingyi Kong; former controlling shareholder of New Focus
Shengling Xiang	Executive and legal rep of the Company
Lingyi Kong	Controlling shareholder of the Company
Chunhua Xiang	Relative of Lingyi Kong

Schedule of Net Outstanding Balances with Related Parties	Net outstanding balances with related parties consisted of the following as of June 30, 2023 and December 31, 2022:
Accounts	Name of related parties	June 30, 2023	December 31, 2022
Due from related party	Shengling Xiang	965	-
Total due from related party		$965	-

Due to related party	Lingyi Kong	(209,894)	(344,528)
	Shengling Xiang	-	(46,623)
	Chunhua Xiang	(9,653)	-
Total due to related parties		$(219,547)	$(391,151)